Schedule of contract assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Contract Assets
Beginning of the year	$ 651	$ 667
Amounts invoiced for prior year	(651)	(667)
Amount not invoiced	815	651
End of the year	$ 815	$ 651